Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Subsidiaries

	Principle activity	Place of business and operations	Functional currency

mCloud Technologies Corp.	Parent company	Canada	CDN $

mCloud Technologies (USA) Inc.	Operations	United States	USD $

mCloud Technologies (Canada) Inc.	Operations	Canada	CDN $

Field Diagnostic Services, Inc. (“FDSI”)	Operations	United States	USD $

Construction Systems Associates, Inc. (“CSA”)	Operations	United States	USD $

mCloud Technologies Services Inc. (“MTS”)	Operations	Canada	CDN $

NGRAIN (Canada) Corporation (“NGRAIN”)	Operations	Canada	CDN $

kanepi Group Pty. Ltd .	Operations	Australia	AUD $

kanepi Services Pty. Ltd.	Operations	Australia	AUD $

mCloud Technologies Singapore Pte. Ltd.	Operations	Singapore	SGD $

mCloud Corp (HK) Ltd.	Operations	China	RMB ¥

mCloud Technologies (Saudi Arabia)	Operations	Saudi Arabia	SAR $

Agnity Global, Inc . (“Agnity”)	Operations	United States	USD $

Agnity Communications, Inc . (“ACI”)	Operations	United Stated	USD $

Agnity Healthcare, Inc. (“AHI”)	Operations	United States	USD $

Summary of Estimated Useful Lives of Property Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Life
Computer equipment	2 -5 years
Office furniture and equipment	7 years
Leasehold improvements	lesser of useful lives or lease term